Recovery of Erroneously Awarded Compensation	12 Months Ended
Nov. 30, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Executive Compensation Clawback Policy

The Board has adopted a Clawback Policy intended to comply with the clawback rules adopted by the SEC pursuant to Section 10D and Rule 10D-1 of the Exchange Act, and the related Nasdaq listing requirements (together, the “Clawback Rules”). The Clawback Policy requires the Company to recover reasonably promptly any erroneously awarded incentive-based compensation received by current and former executive officers (as defined in the Clawback Policy) of the Company in the event that the Company is required to prepare an accounting restatement, in accordance with the Clawback Rules. The recovery of such compensation applies regardless of whether an executive officer engaged in misconduct or otherwise caused or contributed to the requirement of an accounting restatement. Under the Clawback Policy, the Company may recoup from current or former executive officers erroneously awarded incentive-based compensation received within a look-back period of the three completed fiscal years preceding the date on which the Company is required to prepare an accounting restatement. A copy of the policy was filed as Exhibit 97.1 to our Annual Report on Form 10-K for the fiscal year ended November 30, 2024.